Subsequent Event	12 Months Ended
Dec. 31, 2018
Subsequent Event [Abstract]
SUBSEQUENT EVENT	NOTE 12 - SUBSEQUENT EVENT In March 2019, the Company declared a dividend to its shareholders in the amount of approximately $5.0 million.